Related Party Balances and Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party Balances and Transactions
Related Party Balances and Transactions

4. Related Party Balances and Transactions

The following table summarizes the Company’s related party transactions for:

	Three months ended		Nine months ended
	September 30,		September 30,
	2025	2024	2025	2024
Professional fees and expenses paid to companies controlled by officers included in general and administrative	$247,552	$98,609	$450,484	$301,770
Research and development expenses paid to companies controlled by officers included in general and administrative	$7,083	$8,828	$28,238	$26,948

These transactions are in the normal course of operations and are measured at fair value, which is the amount of consideration established and agreed to by the related parties.

During the year ended December 31, 2024, the Company issued 63,050 shares of Common Stock to SWH as consideration for all of the shares of common stock of TEUSA owned by SWH.

In December 2024, the Company received $100,000 in advance from a related party as in advance of the February 2025 Bridge Round Offering.

The Company has issued convertible notes to certain related parties, which include accrued interest (see Note 3).

11. Related Party Balances and Transactions

The following table summarizes the Company’s related party transactions for the year:

	2024	2023
Key management, directors, and officers of the Company Salaries paid to related directors and officers included in general and administrative	$371,541	$357,501
Stock-based compensation	$304,460	$250,276
Professional fees and expenses paid to companies controlled by officers included in general and administrative	$442,110	$467,534
Research and development expenses paid to companies controlled by officers included in general and administrative	$42,212	$45,131
Accounts payable due to related parties	$9,010	$9,847

These transactions are in the normal course of operations and are measured at fair value, which is the amount of consideration established and agreed to by the related parties.

During the year ended December 31, 2024, the Company issued 63,050 shares of Common Stock to SWH Capital LLC, an entity controlled and owned by the Chief Executive Officer of the Company, as consideration for all of the shares of common stock of TEUSA owned by SWH.

In December 2024, the Company received $100,000 in advance from a related party as a part of an additional closing of a private unit offering closed in early 2025 (see Note 17).

The Company has issued convertible notes to certain related parties, which include accrued interest (see Note 10).